CRM Small Cap Value Fund

CRM Small/ Mid Cap Value Fund
CRM Mid Cap Value Fund
CRM Large Cap Value Fund
Of
WT Mutual Fund
Investor Shares
Supplement Dated November 16, 2004 to
Prospectus Dated November 1, 2004

CRM Small Cap Value Fund

Closed to New Investors

The investment adviser of the CRM Small Cap Value Fund (the “Fund”), Cramer Rosenthal McGlynn, LLC (“CRM”) monitors the total assets of the Fund and may recommend that the Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund’s ability to achieve its investment objective. On May 1, 2004, pursuant to CRM’s recommendation, the Fund was closed to new investors, and since that time, shares of the Fund are only being offered to:

(i)	persons who hold shares of the Fund directly or through accounts maintained by brokers pursuant to arrangements with CRM and the Trust;

(ii)	persons who are advisory or trust clients of CRM or Wilmington Trust Company (“Wilmington Trust”);

(iii)	persons who are clients of consultants/intermediaries that had a relationship with CRM on May 1, 2004; and

(iv)	trustees, directors, officers and employees of CRM, the Fund, Wilmington Trust and their affiliates, and their respective spouses, parents and children.

In connection with the closing of the Fund to new investors, the ability of shareholders of the other CRM Funds to exchange shares of other CRM Funds for shares of the Fund has also been suspended.

INVESTORS SHOULD RETAIN THIS

SUPPLEMENT FOR FUTURE REFERENCE

CRM Small Cap Value Fund

CRM Small/ Mid Cap Value Fund
CRM Mid Cap Value Fund
CRM Large Cap Value Fund
Of
WT Mutual Fund
Institutional Shares
Supplement Dated November 16, 2004 to
Prospectus Dated November 1, 2004

CRM Small Cap Value Fund

Closed to New Investors

The investment adviser of the CRM Small Cap Value Fund (the “Fund”), Cramer Rosenthal McGlynn, LLC (“CRM”) monitors the total assets of the Fund and may recommend that the Fund be closed to new investors due to concerns that an increase in the asset size of the Fund may adversely affect the Fund’s ability to achieve its investment objective. On May 1, 2004, pursuant to CRM’s recommendation, the Fund was closed to new investors, and since that time, shares of the Fund are only being offered to:

(i)	persons who hold shares of the Fund directly or through accounts maintained by brokers pursuant to arrangements with CRM and the Trust;

(ii)	persons who are advisory or trust clients of CRM or Wilmington Trust Company (“Wilmington Trust”);

(iii)	persons who are clients of consultants/intermediaries that had a relationship with CRM on May 1, 2004; and

(iv)	trustees, directors, officers and employees of CRM, the Fund, Wilmington Trust and their affiliates, and their respective spouses, parents and children.

In connection with the closing of the Fund to new investors, the ability of shareholders of the other CRM Funds to exchange shares of other CRM Funds for shares of the Fund has also been suspended.

INVESTORS SHOULD RETAIN THIS

SUPPLEMENT FOR FUTURE REFERENCE